Acquisition of Navios Acquisition - Lease Future Amortization Income (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Total	$ (3,586)	$ (15,266)